Employee Benefit Plans (Details) - USD ($) $ in Millions			12 Months Ended
	Oct. 01, 2020	May 21, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Employer matching contribution, percent			2.00%
Defined contribution plan, cost			$ 2.1	$ 1.5	$ 0.9
Self insurance reserve			$ 0.7
Employee Stock Purchase Plan 2020
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Purchase price of common stock, percent	95.00%	95.00%
Minimum purchase price of common stock as a percent of offering date fair value, percent	85.00%	85.00%
Minimum purchase price of common stock as a percent of common stock exercise date fair value, percent	85.00%	85.00%
Number of shares available for grant (in shares)			1,400,000